Accounts Receivable Based Financing Facilities	9 Months Ended	12 Months Ended
	Sep. 26, 2020	Dec. 28, 2019
Receivables [Abstract]
Accounts Receivable Based Financing Facilities

NOTE 4 – ACCOUNTS RECEIVABLE BASED FINANCING FACILITIES

HSBC Invoice Finance (UK) Ltd – Facility

On February 8, 2018, CBS Butler Holdings Limited (“CBS Butler”), Staffing 360 Solutions Limited and The JM Group, entered into an arrangement with HSBC Invoice Finance (UK) Ltd (“HSBC”) which provides for HSBC to purchase the subsidiaries’ accounts receivable up to an aggregate amount of £11,500 across all three subsidiaries. The terms of the arrangement provide for HSBC to fund 90% of the purchased accounts receivable upfront and, a secured borrowing line of 70% of unbilled receivables capped at £1,000 (within the overall aggregate total facility of £11,500). The arrangement has an initial term of 12 months, with an automatic rolling three-month extension and carries a service charge of 1.80%.

On June 28, 2018, Clement May Limited (“CML”), the Company’s new subsidiary entered into an agreement with a minimum term of 12 months for purchase of debt (“APD”) with HSBC, joining CBS Butler, Staffing 360 Solutions Limited and The JM Group (collectively, with CML, the “Borrowers”) as “Connected Clients” as defined in the APD. The Connected Client APDs carry an aggregate facility limit of £20,000 across all Borrowers. The obligations of the Borrowers are secured by a fixed charge and a floating charge on the Borrowers’ respective accounts receivable and are subject to cross-company guarantees among the Borrowers. In addition, the secured borrowing line against unbilled receivables was increased to £1,500. In July 2019, the aggregate facility limit was extended to £22,500 across all Borrowers. The facility was reviewed on June 30, 2020 and extended for another 12 months.

Under ASU 2016-16, “Statement of Cash Flows (Topic 230, Classification of Certain Cash Receipts and Cash Payments, a consensus of the FASB Emerging Issues Task Force), the upfront portion of the sale of accounts receivable is classified within operating activities, while the deferred purchase price portion (or beneficial interest), once collected, is classified within investing activities.

Midcap Funding Trust

On August 2, 2019, the Company amended the facility with Midcap to allow for additional borrowing against the unbilled receivables by $1,000 to a cap of $2,300 and extended the maturity of the facility to August 8, 2020. During Q3 2020 and on October 26, 2020, the Company and certain domestic subsidiaries of the Company entered into amendments to the Credit and Security Agreement with MidCap to extend the maturity date of the facility from August 8, 2020 to September 1, 2022. In addition, the Company also agreed to certain amendments to the financial covenants.

As of September 26, 2020 and December 28, 2019 approximately $12,324 and $17,298 are outstanding under this facility, respectively.

NOTE 9 – ACCOUNTS RECEIVABLE FINANCING

Midcap Funding Trust

Prior to September 15, 2017, certain U.S. subsidiaries of the Company were parties to a $25,000 revolving loan facility with MidCap Funding X Trust (“MidCap”), with the option to increase the amount by an additional $25,000, with a maturity of April 8, 2019.   The facility provided for borrowing of 85% against eligible receivables and carried an interest rate of LIBOR plus 4.0%, with a LIBOR floor of 1.0% per annum. The Company could prepay all or any portion of the balance at any time subject to a prepayment premium of: (i) 2.0% if prepaid in the first year of the loan; and (ii) 1.0% if prepaid thereafter. This loan is secured by a first priority lien in favor of MidCap on all of the Company’s US based assets except for the CSI assets. The Company entered into customary pledge and guaranty agreements to evidence the security interest in favor of MidCap.

On September 15, 2017, the Company amended the facility with Midcap to allow for additional borrowing against unbilled receivables up to 85% with a cap of $1,300 borrowing against such receivables. In addition, the maturity date of the facility was extended to April 8, 2020 and the prepayment premiums reset to: (i) 2% if prepaid in the first or second year post the amendment; and (ii) 1.0% if prepaid thereafter. No other material terms were amended on this date.

On August 2, 2019, the Company amended the facility with Midcap to allow for additional borrowing against the unbilled receivables by $1,000 to a cap of $2,300 and extended the maturity of the facility to August 2020.

The availability to the Company under the Midcap Facility is reduced by any outstanding letters of credit. The Midcap Facility allows the Company to issue letters of credit up to $150. As of December 28, 2019, $85 letters of credit were issued and outstanding.

The facility provides events of default including: (i) failure to make payment of principal or interest on any MidCap loans when required, (ii) failure to perform obligations under the facility and related documents, (iii) not paying its debts as such debts become due and similar insolvency matters, and (iv) material adverse changes to the Company (subject to a 10-day notice and cure period). Upon an event of default, the Company’s obligations under the credit facility may, or in the event of insolvency or bankruptcy will automatically, be accelerated. Upon the occurrence of any event of default, facility will bear interest at a rate equal to the lesser of: (i) 3.0% above the rate of interest applicable to such obligations immediately prior to the occurrence of the event of default; and (ii) the maximum rate allowable under law.

Under the terms of this agreement, the Company is subject to affirmative covenants which are customary for financings of this type, including: (i) maintain good standing and governmental authorizations, (ii) provide certain information and notices to MidCap, (iii) deliver monthly reports and quarterly financial statements to MidCap, (iv) maintain insurance, (v) discharge all taxes, (vi) protect their intellectual property, and (vii) generally protect the collateral granted to MidCap. The Company is also subject to negative covenants customary for financings of this type, including that it may not: (i) enter into a merger or consolidation or certain change of control events, (ii) incur liens on the collateral, (iii) except for certain permitted acquisitions, acquire any significant assets other than in the ordinary course of business, (iv) assume certain additional senior debt, or (v) amend any of their organizational documents. During the period August 31, 2015 through May 31, 2016, the Company was not in compliance with one or more of the covenants, however, did receive a waiver from MidCap for such covenants during this period. On July 11, 2016, the Company and MidCap amended the agreement and related covenants prospectively. The Company has since been in compliance with the covenants.

The balance of the Midcap Facility as of Fiscal 2019 and Fiscal 2018 was $17,298 and $17,893, respectively, and is included in Accounts receivable financing on the Consolidated Balance Sheet.

Due to substantial doubt about the Company’s ability to continue as a going concern, the Company was not in compliance with its covenant with MidCap for the period ended December 28, 2019, as such amounts due are callable by the lender which exceeds our current cash balance. On May 8, 2020, the Company received a notice from Midcap that they would currently not pursue available rights and remedies but reserve the right to do so at a later date.

HSBC Invoice Finance (UK) Ltd

CBS Butler had a revolving accounts receivable financing arrangement with HSBC Invoice Finance (UK) Ltd “HSBC”. The facility, whose maximum capacity was £8,500, had an original expiration of January 2011, and provided for termination by either party with 90 days notice. Under the arrangement, CBS Butler could borrow against eligible short-term trade receivables in exchange for cash and a subordinated interest. The Company would receive cash equal to approximately 90% (varies slightly by geographical location of the receivable) of the value of the eligible receivables.

In conjunction with the HSBC Invoice Finance (UK) Ltd – New Facility, on February 8, 2018, CBS Butler terminated this facility and the remaining balance was paid in full.

HSBC Invoice Finance (UK) Ltd – New Facility

On February 8, 2018, CBS Butler, Staffing 360 Solutions Limited and The JM Group, entered into a new arrangement with HSBC Invoice Finance (UK) Ltd (“HSBC”) which provides for HSBC to purchase the subsidiaries’ accounts receivable up to an aggregate amount of £11,500 ($15,042) across all three subsidiaries. The terms of the arrangement provide for HSBC to fund 90% of the purchased accounts receivable upfront and, a secured borrowing line of 70% of unbilled receivables capped at £1,000 ($1,308)(within the overall aggregate total facility of £11,500 ($15,042)). The arrangement has an initial term of 12 months, with an automatic rolling three-month extension and carries a service charge of 1.80%.

On June 28, 2018, CML, the Company’s new subsidiary entered into a new agreement with a minimum term of 12 months for purchase of debt (“APD”) with HSBC, joining CBS Butler, Staffing 360 Solutions Limited and The JM Group (collectively, with CML, the

“Borrowers”) as “Connected Clients” as defined in the APD. The new Connected Client APDs carry an aggregate Facility Limit of £20,000 across all Borrowers. The obligations of the Borrowers are secured by a fixed charge and a floating charge on the Borrowers’ respective accounts receivable and are subject to cross-company guarantees among the Borrowers. In addition, the secured borrowing line against unbilled receivables was increased to £1,500 for a period of 90 days. In July 2019, the aggregate Facility Limit was extended to £22,500 across all Borrowers.

Under ASU 2016-16, “Statement of Cash Flows (Topic 230, Classification of Certain Cash Receipts and Cash Payments, a consensus of the FASB Emerging Issues Task Force), the upfront portion of the sale of accounts receivable is classified within operating activities, while the deferred purchase price portion (or beneficial interest), once collected, is classified within investing activities.